Accounts Receivables (Details) - Schedule of accounts receivables, net - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule of Accounts Receivables Net [Abstract]
Accounts receivables	$ 45,100	$ 6,566
Allowance for doubtful accounts	(5,753)
Total, net	39,347	6,566
Accounts receivables-related parties	354,857	547,865
Allowance for doubtful accounts	(139,911)	(18,458)
Total, net	$ 214,946	$ 529,407